INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS

Note 5 - INTANGIBLE ASSETS

The following table summarizes intangible assets:

	June 30, 2026	December 31, 2025
Developed technology	£20,000,000	£20,000,000
Less: accumulated amortization	(9,241,095)	(8,241,095)
Intangible assets, net	£10,758,905	£11,758,905

Amortization expense was £1,000,000 for the six months ended June 30, 2026 and 2025.

The below table represents the future amortization expense:

2026	£1,000,000
2027	2,000,000
2028	2,000,000
2029	2,000,000
2030	2,000,000
Thereafter	1,758,905
£10,758,905